Ghana Expected Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
– Ghana expected credit loss	$ 17.5	$ 41.1	$ 29.0
Loan advanced – contractor	23.4	27.3
Ghana expected credit loss - loan advanced to contractor
Disclosure of impairment loss and reversal of impairment loss [line items]
– Ghana expected credit loss	3.9	41.1	0.0
Loan advanced – contractor	23.4	27.3	68.4
Trade and other receivables
Disclosure of impairment loss and reversal of impairment loss [line items]
– Ghana expected credit loss	$ 13.6	$ 0.0	$ 29.0